Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable
Schedule of accounts receivable

	December 31,
	2019		2018		2017
Receivables	Ps.	766,748	Ps.	728,552	Ps.	668,980
Allowance for doubtful accounts (note 7 b.)		(8,992)		(31,986)		(38,223)
	Ps.	757,756	Ps.	696,566	Ps.	630,757

Schedule of percentage of principal customers among total accounts receivable

	December 31,
	2019	2018	2017
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	21.16	23.76	20.40
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	27.40	24.20	18.14
Aerolitoral, S. A. de C. V.	20.88	21.47	24.21
Aerovías de México, S. A. de C.V.	6.70	7.15	6.01

Schedule of percentage of revenue from principal customers

	Year ended December 31,
	2019	2018	2017
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	13.26	14.99	14.17
Aeroenlaces Nacionales, S. A. de C. V.	17.79	16.84	15.19
ABC Aerolíneas, S. A. de C. V.	10.38	11.19	11.06
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	16.11	13.79	12.74
Aerovías de México, S. A. de C. V.	4.07	4.41	4.85

Schedule of changes in allowance for doubtful accounts

	December 31,
	2019		2018		2017

Beginning balance	Ps.	31,986	Ps.	38,223	Ps.	67,482
Decrease		(241)		(5,960)		(10,561)
Write-off		(22,753)		(277)		(18,698)
Ending balance	Ps.	8,992	Ps.	31,986	Ps.	38,223

Schedule of aging of trade accounts receivable past due but not reserved

	Airports		Others		Total

Gross book value	Ps.	731,146	Ps.	35,602	Ps.	766,748
Collateral		69,221		9,766		78,987

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	31,475	Ps.	511	Ps.	31,986
(Decrease) increase in the provision		125		(366)		(241)
Write-off		(22,753)		—		(22,753)
Ending balance	Ps.	8,847	Ps.	145	Ps.	8,992